RISK MANAGEMENT - Sensitivity to Insurance Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Mortality Rate
Disclosure of credit risk exposure [line items]
Rate increase	5.00%	5.00%
Impact on comprehensive income, increase	$ 10	$ 6
Rate decrease	5.00%	5.00%
Impact on comprehensive income, decrease	$ (9)	$ (6)
Mortality Improvement
Disclosure of credit risk exposure [line items]
Rate increase	50.00%	50.00%
Impact on comprehensive income, increase	$ (12)	$ (8)
Rate decrease	50.00%	50.00%
Impact on comprehensive income, decrease	$ 13	$ 8